SHORT-TERM AND LONG-TERM LOAN	12 Months Ended
Aug. 31, 2020
SHORT-TERM AND LONG-TERM LOAN
SHORT-TERM AND LONG-TERM LOAN

14.     SHORT-TERM AND LONG-TERM LOAN

During the year ended August 31, 2019, the Group entered into a 6-month loan agreement of RMB 50,000 with China Merchants Bank - Foshan Branch with an annual interest rate of 4.35%. As of August 31, 2020, principal of RMB 50,000 has been fully repaid.

In September 2019, the Group entered into a seven-year loan agreement of RMB121,500 with SPD Bank with an annual interest rate of 4.90%. Under the agreement, the Group is able to draw down up to RMB 121,500 from SPD Bank for the acquisition of Chengdu Yinzhe during the period from September 30, 2019 to September 30, 2021. Refer to Note 3 for details regarding business combination of Chengdu Yinzhe. The loan facility is secured by the Group's equity interest in Chengdu Yinzhe. As of August 31, 2020, the Group drew down RMB 85,000 from SPD Bank, of which, RMB 7,500 is to be repaid within one year as of August 31, 2020 and classified as short-term loan.

In January 2020, the Group entered into a banking facility agreement of RMB 930,800 with Agricultural Bank of China with a fixed interest rate of Loan Prime Rate (released by the National Inter-Bank Funding Center of the PRC) plus 20 basis points. The term of the loan agreement is one year with a maturity date of January 18, 2021. The loan is intended for general working capital purposes. The loan facility is secured by a bank deposit pledge of USD 150,000 (approximately RMB 1,027,110) which is recorded as restricted cash on the consolidated balance sheet as of August 31, 2020.

In April 2020, one of the Canadian subsidiary of the Group received an interest free loan amounted to CAD 80 (approximately RMB 419) from the government of Canada under the program named Canada Emergency Business Account due on or before December 31, 2022. The program intends to support small businesses during the COVID-19 pandemic.